Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Loans Payable

NOTE 7 – LOANS PAYABLE

Loans payable consist of the following as of June 30, 2018 and December 31, 2017:

	June 30, 2018	December 31, 2017

Automobile loans	$22,273	$25,957
Less: current portion	(21,416)	(8,476)
Non-current portion	$857	$17,481

In 2015, the Company entered into two loan agreements to purchase automobiles. The combined principal amount of the loans was $44,093 and they mature by November 2021. The loans require a combined monthly payment of principal and interest of $747. A total of $22,273 and $25,957 was owed on the loans as of June 30, 2018 and December 31, 2017, respectively.

NOTE 6 – LOANS PAYABLE

Loans payable consist of the following as of December 31, 2017 and December 31, 2016:

	2017	2016

Automobile loans	$25,957	$34,220
Less: current portion	(8,476)	(8,262)
Non-current portion	$17,481	$25,958

In 2015, the Company entered into two loan agreements to purchase automobiles. The combined principal amount of the loans was $44,093 and they mature by November 2021. The loans require a combined monthly payment of principal and interest of $747. A total of $25,957 and $34,220 was owed on the loans as of December 31, 2017 and 2016, respectively.

Principal payments due on long-term debt as of December 31, 2017 for each of the next five years are as follows:

Years ending December 31,	Amount
2018	8,476
2019	7,542
Thereafter	9,939
Total	$25,957